UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/11 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (4.5%)

Goodrich Corp.			35,400	$3,128,298

Honeywell International, Inc.			35,500	2,173,665

MTU Aero Engines Holding AG (Germany)(NON)(S)			16,306	1,251,848

Northrop Grumman Corp.(S)			14,700	935,067

Precision Castparts Corp.			34,037	5,259,397

United Technologies Corp.			48,900	4,380,462

				17,128,737
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B			37,100	2,781,387

				2,781,387
Auto components (0.6%)

Lear Corp.			47,200	2,413,808

				2,413,808
Automobiles (0.7%)

Ford Motor Co.(NON)			176,100	2,724,267

				2,724,267
Beverages (2.0%)

Coca-Cola Co. (The)			42,700	2,880,542

Coca-Cola Enterprises, Inc.			101,000	2,869,410

PepsiCo, Inc.			24,600	1,694,694

				7,444,646
Biotechnology (1.6%)

Celgene Corp.(NON)			51,800	3,049,984

Dendreon Corp.(NON)			41,576	1,805,646

Human Genome Sciences, Inc.(NON)(S)			35,727	1,052,875

				5,908,505
Building products (0.2%)

Owens Corning, Inc.(NON)(S)			17,200	650,848

				650,848
Capital markets (1.2%)

Apollo Global Management, LLC. Class A(NON)			31,873	576,264

Goldman Sachs Group, Inc. (The)			4,600	694,646

Invesco, Ltd.			54,700	1,360,389

State Street Corp.			41,700	1,941,135

				4,572,434
Chemicals (4.5%)

Agrium, Inc. (Canada)			17,500	1,582,525

Albemarle Corp.			58,900	4,155,395

Celanese Corp. Ser. A			66,408	3,315,087

Huabao International Holdings, Ltd. (China)			368,000	545,880

Huntsman Corp.(S)			130,977	2,730,870

LyondellBasell Industries NV Class A (Netherlands)(NON)			72,108	3,208,806

Monsanto Co.			21,800	1,483,272

				17,021,835
Commercial banks (0.5%)

Bond Street Holdings, LLC 144A Class A(F)(NON)			10,019	205,390

PNC Financial Services Group, Inc.(S)			24,300	1,514,862

				1,720,252
Communications equipment (4.9%)

ADTRAN, Inc.			38,900	1,605,403

Cisco Systems, Inc.			320,912	5,635,215

Polycom, Inc.(NON)(S)			49,000	2,931,670

Qualcomm, Inc.			144,500	8,213,380

				18,385,668
Computers and peripherals (10.4%)

Apple, Inc.(NON)			63,832	22,228,216

EMC Corp.(NON)(S)			209,600	5,940,064

Hewlett-Packard Co.			180,400	7,282,748

SanDisk Corp.(NON)			80,152	3,938,669

				39,389,697
Diversified financial services (1.4%)

CME Group, Inc.(S)			10,150	3,002,066

JPMorgan Chase & Co.			50,200	2,290,626

				5,292,692
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			108,589	850,252

				850,252
Electrical equipment (1.2%)

Emerson Electric Co.			39,900	2,424,324

GrafTech International, Ltd.(NON)			86,900	2,016,080

				4,440,404
Electronic equipment, instruments, and components (1.3%)

TE Connectivity, Ltd. (Switzerland)			76,700	2,749,695

Tech Data Corp.(NON)(S)			38,200	2,029,566

				4,779,261
Energy equipment and services (4.5%)

National Oilwell Varco, Inc.			61,200	4,693,428

Oil States International, Inc.(NON)			32,100	2,664,621

Schlumberger, Ltd.			94,500	8,481,375

Technip SA (France)			10,143	1,146,362

				16,985,786
Food and staples retail (0.7%)

Costco Wholesale Corp.			32,800	2,654,176

				2,654,176
Food products (0.3%)

Mead Johnson Nutrition Co. Class A			15,800	1,056,704

				1,056,704
Health-care equipment and supplies (3.1%)

Baxter International, Inc.			93,700	5,331,530

Covidien PLC (Ireland)			80,400	4,477,476

St. Jude Medical, Inc.			31,700	1,694,048

Stryker Corp.(S)			6,200	365,800

				11,868,854
Health-care providers and services (3.8%)

Aetna, Inc.			100,100	4,142,138

CIGNA Corp.			53,300	2,496,039

Express Scripts, Inc.(NON)			58,900	3,341,986

HealthSouth Corp.(NON)(S)			45,700	1,171,291

McKesson Corp.			11,200	929,712

Quest Diagnostics, Inc.			41,974	2,366,494

				14,447,660
Hotels, restaurants, and leisure (2.4%)

Carnival Corp.			48,100	1,831,167

Las Vegas Sands Corp.(NON)			13,600	639,336

McDonald's Corp.			43,800	3,429,978

Starbucks Corp.(S)			90,000	3,257,100

				9,157,581
Household durables (0.4%)

Newell Rubbermaid, Inc.			56,000	1,067,360

NVR, Inc.(NON)			500	369,665

				1,437,025
Household products (1.3%)

Colgate-Palmolive Co.			22,900	1,931,615

Procter & Gamble Co. (The)			44,600	2,894,540

				4,826,155
Independent power producers and energy traders (0.7%)

AES Corp. (The)(NON)			188,000	2,489,120

				2,489,120
Industrial conglomerates (1.4%)

General Electric Co.			73,700	1,507,165

Tyco International, Ltd.			79,200	3,860,208

				5,367,373
Insurance (2.1%)

Aflac, Inc.			75,098	4,219,757

Assured Guaranty, Ltd. (Bermuda)			23,700	402,900

Hartford Financial Services Group, Inc. (The)			112,000	3,244,640

				7,867,297
Internet and catalog retail (2.3%)

Amazon.com, Inc.(NON)(S)			23,700	4,657,050

Priceline.com, Inc.(NON)(S)			7,450	4,075,225

				8,732,275
Internet software and services (3.2%)

Baidu, Inc. ADR (China)(NON)			16,900	2,509,988

Google, Inc. Class A(NON)			17,378	9,455,370

				11,965,358
IT Services (1.9%)

Accenture PLC Class A(S)			24,300	1,388,259

Mastercard, Inc. Class A			16,100	4,441,829

Western Union Co. (The)(S)			61,700	1,311,125

				7,141,213
Leisure equipment and products (0.7%)

Amer Sports OYJ Class A (Finland)			55,900	918,282

Hasbro, Inc.			36,500	1,709,660

				2,627,942
Life sciences tools and services (2.0%)

Agilent Technologies, Inc.(NON)(S)			43,600	2,176,076

Thermo Fisher Scientific, Inc.(NON)			91,100	5,465,089

				7,641,165
Machinery (3.9%)

Eaton Corp.			68,900	3,688,217

Ingersoll-Rand PLC(S)			69,600	3,514,800

Pall Corp.			10,800	631,152

Parker Hannifin Corp.			58,500	5,517,720

Timken Co.			25,800	1,454,862

				14,806,751
Media (3.0%)

DIRECTV Class A(NON)			45,800	2,225,422

Interpublic Group of Companies, Inc. (The)			281,300	3,305,275

Time Warner, Inc.(S)			73,100	2,767,566

Walt Disney Co. (The)(S)			72,800	3,137,680

				11,435,943
Metals and mining (1.3%)

Freeport-McMoRan Copper & Gold, Inc. Class B			54,200	2,982,626

Teck Resources Limited Class B (Canada)			34,463	1,869,618

				4,852,244
Multiline retail (1.7%)

Kohl's Corp.(S)			62,600	3,299,646

Target Corp.			61,400	3,014,740

				6,314,386
Oil, gas, and consumable fuels (4.6%)

Alpha Natural Resources, Inc.(NON)(S)			30,500	1,774,185

CONSOL Energy, Inc.			10,500	567,945

Hess Corp.			17,700	1,521,492

Linn Energy, LLC (Units)			67,600	2,729,688

Nexen, Inc. (Canada)			53,716	1,421,335

Noble Energy, Inc.			27,600	2,657,052

Occidental Petroleum Corp.			38,000	4,343,020

Petroleo Brasileiro SA ADR (Brazil)			58,900	2,198,737

Warren Resources, Inc.(NON)			73,760	334,133

				17,547,587
Personal products (0.4%)

Estee Lauder Cos., Inc. (The) Class A			14,500	1,406,500

				1,406,500
Pharmaceuticals (0.8%)

Johnson & Johnson			14,500	952,940

Pain Therapeutics, Inc.(NON)			31,052	295,305

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			40,800	1,865,784

				3,114,029
Real estate investment trusts (REITs) (0.1%)

ProLogis(R)(S)			34,400	560,376

				560,376
Real estate management and development (0.8%)

CB Richard Ellis Group, Inc. Class A(NON)(S)			107,000	2,857,970

				2,857,970
Road and rail (1.1%)

Hertz Global Holdings, Inc.(NON)(S)			78,600	1,352,706

Kansas City Southern(NON)(S)			20,780	1,207,526

Swift Transportation Co.(NON)			121,597	1,706,006

				4,266,238
Semiconductor (3.2%)

First Solar, Inc.(NON)(S)			14,272	1,991,943

Intel Corp.			67,300	1,560,687

KLA-Tencor Corp.			24,000	1,053,600

Lam Research Corp.(NON)			30,200	1,458,962

Marvell Technology Group, Ltd.(NON)			97,300	1,501,339

Novellus Systems, Inc.(NON)			43,100	1,383,510

Texas Instruments, Inc.			89,900	3,194,147

				12,144,188
Software (5.2%)

Adobe Systems, Inc.(NON)			44,800	1,503,040

BMC Software, Inc.(NON)			67,700	3,400,571

Microsoft Corp.			116,467	3,030,471

Oracle Corp.			289,000	10,418,450

Salesforce.com, Inc.(NON)(S)			4,737	656,548

Synchronoss Technologies, Inc.(NON)(S)			21,400	690,364

				19,699,444
Specialty retail (2.2%)

Bed Bath & Beyond, Inc.(NON)			42,000	2,357,040

Lowe's Cos., Inc.			77,800	2,042,250

Office Depot, Inc.(NON)(S)			61,700	265,927

TJX Cos., Inc. (The)			29,200	1,565,704

Williams-Sonoma, Inc.			50,000	2,170,500

				8,401,421
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.(NON)(S)			47,000	1,527,970

Iconix Brand Group, Inc.(NON)(S)			53,300	1,305,317

				2,833,287
Tobacco (1.4%)

Philip Morris International, Inc.			77,500	5,381,600

				5,381,600
Wireless telecommunication services (1.1%)

American Tower Corp. Class A(NON)			45,100	2,359,181

NII Holdings, Inc.(NON)(S)			38,942	1,619,208

				3,978,389

Total common stocks (cost $297,995,804)				$371,370,730

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$139,341

JPMorgan Chase & Co.(W)	10/28/18	42.42	93,768	1,556,549

Total warrants (cost $1,173,575)				$1,695,890

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Best Buy Co., Inc. (Call)	Jan-12/$35.00		89,133	$139,634

Dollar Thrifty Automotive Group, Inc. (Call)	Jul-11/$75.00		81,209	88,000

JPMorgan Chase & Co. (Call)	Jan-12/$50.00		46,049	78,842

JPMorgan Chase & Co. (Call)	Jan-12/$45.00		26,330	100,094

Total purchased options outstanding (cost $403,852)				$406,570

SHORT-TERM INVESTMENTS (14.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)			52,504,090	$52,504,090

Putnam Money Market Liquidity Fund 0.08%(e)			2,956,477	2,956,477

U.S. Treasury Bills with an effective yield of 0.24%, October 20, 2011			$24,000	23,977

U.S. Treasury Bills with an effective yield of 0.20%, August 25, 2011			189,000	188,852

U.S. Treasury Bills with effective yields ranging from 0.18% to 0.22%, November 17, 2011			238,000	237,788

Total short-term investments (cost $55,911,175)				$55,911,184

TOTAL INVESTMENTS

Total investments (cost $355,484,406)(b)				$429,384,374

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $1,598,852) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

UBS AG
	Euro	Sell	5/24/11	$1,667,337	$1,598,852	$(68,485)

Total						$(68,485)

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $81,145) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Best Buy Co., Inc. (Call)	89,133	Jan-12/$40.00	$54,915
Dendreon Corp. (Call)	8,315	May-11/$45.00	9,740
Dollar Thrifty Automotive Group, Inc. (Call)	81,209	Jul-11/$80.00	23,722

Total			$88,377

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

					Fixed payments	Total return
	Swap counterparty /			Termination	received (paid) by	received by	Unrealized
	Notional amount			date	fund per annum	or paid by fund	appreciation

	Goldman Sachs International
	baskets	13,817		9/26/11	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$32,199
	baskets	4,377	(F)	9/14/11	(1 month USD-LIBOR-BBA plus 60 bp)	A basket (GSGLPMIN) of common stocks	10,863

	Total						$43,062
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $377,763,443.
(b)	The aggregate identified cost on a tax basis is $355,847,802, resulting in gross unrealized appreciation and depreciation of $81,159,083 and $7,622,511, respectively, or net unrealized appreciation of $73,536,572.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $51,295,291. The fund received cash collateral of $52,504,090 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,831 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $66,446,141 and $66,172,528, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Securities on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $10,504,531 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 78,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,200,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $3,100,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $321,693 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $78,225 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$55,159,653	$918,282	$—
Consumer staples	22,769,781	—	—
Energy	33,387,011	1,146,362	—
Financials	22,665,631	—	205,390
Health care	42,980,213	—	—
Industrials	48,189,890	1,251,848	—
Information technology	113,504,829	—	—
Materials	21,328,199	545,880	—
Telecommunication services	4,828,641	—	—
Utilities	2,489,120	—	—
Total common stocks	367,302,968	3,862,372	205,390
Purchased options outstanding	—	406,570	—
Warrants	1,695,890	—	—
Short-term investments	2,956,477	52,954,707	—

Totals by level	$371,955,335	$57,223,649	$205,390

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(68,485)	$—
Written options	—	(88,377)	—
Total return swap contracts	—	43,062	—

Totals by level	$—	$(113,800)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$68,485
Equity contracts	2,145,522	88,377

Total	$2,145,522	$156,862

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/11 (Unaudited)

COMMON STOCKS (97.9%)(a)
		Shares	Value

Aerospace and defense (2.5%)

Embraer SA ADR (Brazil)		12,283	$398,952

General Dynamics Corp.		2,698	196,468

Goodrich Corp.		7,611	672,584

Honeywell International, Inc.		15,167	928,675

L-3 Communications Holdings, Inc.		5,288	424,045

Northrop Grumman Corp.		24,339	1,548,204

Precision Castparts Corp.		8,207	1,268,146

Raytheon Co.		4,114	199,735

Safran SA (France)		6,077	236,552

United Technologies Corp.		561	50,254

			5,923,615
Air freight and logistics (0.6%)

FedEx Corp.		3,321	317,720

United Parcel Service, Inc. Class B		16,170	1,212,265

			1,529,985
Airlines (0.7%)

Delta Air Lines, Inc.(NON)		30,725	318,926

United Continental Holdings, Inc.(NON)		27,898	636,632

US Airways Group, Inc.(NON)		69,098	628,101

			1,583,659
Automobiles (0.7%)

Ford Motor Co.(NON)		86,297	1,335,015

			1,335,015
Beverages (2.5%)

Coca-Cola Co. (The)		43,201	2,914,339

Coca-Cola Enterprises, Inc.		66,026	1,875,799

PepsiCo, Inc.		17,306	1,192,210

			5,982,348
Biotechnology (1.5%)

Amgen, Inc.(NON)		4,631	263,272

Cephalon, Inc.(NON)		1,596	122,573

Celgene Corp.(NON)		26,255	1,545,894

Dendreon Corp.(NON)		29,108	1,264,160

United Therapeutics Corp.(NON)		4,510	301,990

			3,497,889
Capital markets (2.3%)

Ameriprise Financial, Inc.		4,648	288,455

Bank of New York Mellon Corp. (The)		22,208	643,144

BlackRock, Inc.		1,798	352,300

Charles Schwab Corp. (The)		18,852	345,180

E*Trade Financial Corp.(NON)		4,685	76,084

Federated Investors, Inc.		1,744	44,960

Franklin Resources, Inc.		2,736	353,272

Goldman Sachs Group, Inc. (The)		9,264	1,398,957

Invesco, Ltd.		8,689	216,095

Janus Capital Group, Inc.		3,511	42,729

Legg Mason, Inc.		2,872	106,695

Morgan Stanley		27,112	708,979

Northern Trust Corp.		4,344	217,157

State Street Corp.		8,999	418,903

T. Rowe Price Group, Inc.		4,886	313,926

			5,526,836
Chemicals (2.3%)

Air Products & Chemicals, Inc.		5,501	525,456

Albemarle Corp.		1,987	140,183

Celanese Corp. Ser. A		4,037	201,527

CF Industries Holdings, Inc.		1,412	199,869

Dow Chemical Co. (The)		26,868	1,101,319

E.I. du Pont de Nemours & Co.		7,740	439,555

FMC Corp.		40	3,531

Huntsman Corp.		43,027	897,113

LyondellBasell Industries NV Class A (Netherlands)(NON)		13,324	592,918

Monsanto Co.		12,715	865,129

PPG Industries, Inc.		5,192	491,527

			5,458,127
Commercial banks (2.5%)

BB&T Corp.		9,564	257,463

Bond Street Holdings, LLC 144A Class A(F)(NON)		2,963	60,742

Comerica, Inc.		6,510	246,924

Fifth Third Bancorp		18,606	246,902

First Horizon National Corp.		4,677	51,213

Huntington Bancshares, Inc.		18,765	127,414

KeyCorp		14,629	126,833

M&T Bank Corp.		1,476	130,434

Marshall & Ilsley Corp.		10	82

PNC Financial Services Group, Inc.		9,790	610,309

Popular, Inc. (Puerto Rico)(NON)		12,278	38,676

Regions Financial Corp.		22,906	168,130

SunTrust Banks, Inc.		10,524	296,672

U.S. Bancorp		34,363	887,253

Wells Fargo & Co.		94,064	2,738,203

Zions Bancorp.		2,544	62,201

			6,049,451
Communications equipment (2.3%)

Cisco Systems, Inc.		152,459	2,677,180

Harris Corp.		2,247	119,383

Qualcomm, Inc.		43,198	2,455,374

Sycamore Networks, Inc.		7,829	191,811

			5,443,748
Computers and peripherals (6.2%)

Apple, Inc.(NON)		17,860	6,219,388

EMC Corp.(NON)		56,369	1,597,497

Hewlett-Packard Co.		110,071	4,443,566

SanDisk Corp.(NON)		49,979	2,455,968

Seagate Technology(NON)		10,607	186,895

			14,903,314
Construction and engineering (0.4%)

Aecom Technology Corp.(NON)		5,071	138,235

Fluor Corp.		941	65,814

KBR, Inc.		10,821	415,202

			619,251
Consumer finance (0.8%)

American Express Co.		19,741	968,888

Capital One Financial Corp.		8,634	472,539

Discover Financial Services		10,293	255,678

SLM Corp.(NON)		9,954	165,137

			1,862,242
Containers and packaging (0.2%)

Rock-Tenn Co. Class A		2,907	200,786

Smurfit-Stone Container Corp.(NON)		5,232	201,327

			402,113
Diversified consumer services (0.5%)

Apollo Group, Inc. Class A(NON)		19,080	763,772

Career Education Corp.(NON)		15,894	346,648

			1,110,420
Diversified financial services (3.7%)

Bank of America Corp.		180,669	2,218,615

Citigroup, Inc.(NON)		517,089	2,373,439

CME Group, Inc.		1,265	374,149

IntercontinentalExchange, Inc.(NON)		1,384	166,564

JPMorgan Chase & Co.		70,884	3,234,437

Leucadia National Corp.		3,735	144,395

Moody's Corp.		3,768	147,480

NASDAQ OMX Group, Inc. (The)(NON)		2,824	76,530

NYSE Euronext		4,926	197,286

			8,932,895
Diversified telecommunication services (2.4%)

AT&T, Inc.		46,357	1,442,630

Verizon Communications, Inc.		111,610	4,216,626

			5,659,256
Electric utilities (1.7%)

Edison International		21,428	841,478

Entergy Corp.		9,794	682,838

Great Plains Energy, Inc.		32,846	675,971

NV Energy, Inc.		62,484	949,132

PPL Corp.		34,471	945,540

			4,094,959
Electrical equipment (0.5%)

Emerson Electric Co.		8,439	512,754

GrafTech International, Ltd.(NON)		33,019	766,041

			1,278,795
Electronic equipment, instruments, and components (0.1%)

Corning, Inc.		10,111	211,724

			211,724
Energy equipment and services (2.3%)

National Oilwell Varco, Inc.		31,554	2,419,876

Schlumberger, Ltd.		33,895	3,042,076

			5,461,952
Food and staples retail (1.3%)

Costco Wholesale Corp.		889	71,938

CVS Caremark Corp.		26,216	950,068

Walgreen Co.		9,308	397,638

Wal-Mart Stores, Inc.		29,921	1,645,057

			3,064,701
Food products (0.8%)

Archer Daniels Midland Co.		6,294	233,004

Kraft Foods, Inc. Class A		12,061	405,008

Mead Johnson Nutrition Co. Class A		20,655	1,381,406

			2,019,418
Health-care equipment and supplies (1.7%)

Baxter International, Inc.		15,944	907,214

Becton, Dickinson and Co.		778	66,861

Boston Scientific Corp.(NON)		43,189	323,486

Covidien PLC (Ireland)		12,766	710,939

Edwards Lifesciences Corp.(NON)		1,140	98,439

Intuitive Surgical, Inc.(NON)		477	166,807

Medtronic, Inc.		23,573	984,173

St. Jude Medical, Inc.		10,971	586,290

Stryker Corp.		5,394	318,246

			4,162,455
Health-care providers and services (2.2%)

Aetna, Inc.		26,139	1,081,632

AmerisourceBergen Corp.		8,259	335,646

Cardinal Health, Inc.		3,361	146,842

CIGNA Corp.		16,755	784,637

Coventry Health Care, Inc.(NON)		10,176	328,380

Express Scripts, Inc.(NON)		9,756	553,555

Fresenius Medical Care AG & Co., KGaA ADR (Germany)		2,758	216,696

McKesson Corp.		4,499	373,462

Quest Diagnostics, Inc.		6,245	352,093

WellPoint, Inc.		15,378	1,180,877

			5,353,820
Hotels, restaurants, and leisure (1.5%)

Carnival Corp.		11,694	445,191

Las Vegas Sands Corp.(NON)		4,722	221,981

McDonald's Corp.		24,936	1,952,738

Wyndham Worldwide Corp.		28,724	994,138

			3,614,048
Household durables (0.3%)

Fortune Brands, Inc.		6,658	433,303

Newell Rubbermaid, Inc.		14,855	283,136

			716,439
Household products (2.5%)

Colgate-Palmolive Co.		21,444	1,808,801

Energizer Holdings, Inc.(NON)		16,052	1,212,408

Procter & Gamble Co. (The)		45,942	2,981,636

			6,002,845
Independent power producers and energy traders (0.5%)

AES Corp. (The)(NON)		86,864	1,150,079

			1,150,079
Industrial conglomerates (3.3%)

General Electric Co.		321,129	6,567,088

Tyco International, Ltd.		25,701	1,252,667

			7,819,755
Insurance (3.7%)

ACE, Ltd.		7,900	531,275

Aflac, Inc.		18,900	1,061,991

Allstate Corp. (The)		12,700	429,768

AON Corp.		3,900	203,463

Assurant, Inc.		3,200	127,040

Assured Guaranty, Ltd. (Bermuda)		51,900	882,300

Berkshire Hathaway, Inc. Class B(NON)		13,875	1,155,788

Chubb Corp. (The)		3,500	228,165

Everest Re Group, Ltd.		1,000	91,120

Hartford Financial Services Group, Inc. (The)		26,500	767,705

Marsh & McLennan Cos., Inc.		14,600	442,088

MBIA, Inc.(NON)		27,900	287,928

MetLife, Inc.		21,100	987,269

Progressive Corp. (The)		14,428	316,550

Prudential Financial, Inc.		10,400	659,568

RenaissanceRe Holdings, Ltd.		2,400	168,672

XL Group PLC		22,800	556,776

			8,897,466
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)		5,643	1,108,850

Priceline.com, Inc.(NON)		1,995	1,091,285

			2,200,135
Internet software and services (1.3%)

Akamai Technologies, Inc.(NON)		3,438	118,405

Google, Inc. Class A(NON)		4,909	2,670,987

Monster Worldwide, Inc.(NON)		2,529	41,501

Yahoo!, Inc.(NON)		11,343	201,338

			3,032,231
IT Services (1.9%)

Automatic Data Processing, Inc.		9,626	523,173

Cognizant Technology Solutions Corp.(NON)		5,904	489,442

Computer Sciences Corp.		3,010	153,450

Fidelity National Information Services, Inc.		5,165	170,962

Fiserv, Inc.(NON)		2,834	173,753

IBM Corp.		7,110	1,212,824

Mastercard, Inc. Class A		1,874	517,018

Paychex, Inc.		6,242	204,176

Teradata Corp.(NON)		2,144	119,892

Total Systems Services, Inc.		3,153	59,434

Visa, Inc. Class A		9,402	734,484

Western Union Co. (The)		12,556	266,815

			4,625,423
Leisure equipment and products (0.5%)

Hasbro, Inc.		23,893	1,119,148

			1,119,148
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.(NON)		10,410	519,563

Complete Genomics, Inc.(NON)		1,990	32,795

Life Technologies Corp.(NON)		3,709	204,737

Thermo Fisher Scientific, Inc.(NON)		11,678	700,563

			1,457,658
Machinery (3.1%)

Caterpillar, Inc.		4,026	464,641

Cummins, Inc.		7,473	898,105

Deere & Co.		10,238	998,205

Eaton Corp.		14,746	789,353

Ingersoll-Rand PLC		20,910	1,055,955

Parker Hannifin Corp.		34,335	3,238,477

			7,444,736
Media (3.8%)

CBS Corp. Class B		7,913	199,566

Comcast Corp. Class A		93,491	2,453,204

DIRECTV Class A(NON)		12,818	622,827

Discovery Communications, Inc. Class A(NON)		5,428	240,243

Gannett Co., Inc.		4,417	66,520

Interpublic Group of Companies, Inc. (The)		146,831	1,725,264

News Corp. Class A		34,387	612,776

Time Warner, Inc.		23,994	908,413

Viacom, Inc. Class B		7,878	403,038

Walt Disney Co. (The)		40,048	1,726,069

			8,957,920
Metals and mining (0.7%)

Cliffs Natural Resources, Inc.		3,005	281,629

Freeport-McMoRan Copper & Gold, Inc. Class B		24,361	1,340,586

			1,622,215
Multi-utilities (1.0%)

Ameren Corp.		49,337	1,446,067

PG&E Corp.		20,823	959,524

			2,405,591
Multiline retail (1.0%)

Dollar General Corp.(NON)		11,201	365,041

Kohl's Corp.		12,924	681,224

Macy's, Inc.		11,070	264,684

Nordstrom, Inc.		4,417	210,028

Target Corp.		17,649	866,566

			2,387,543
Office electronics (0.1%)

Xerox Corp.		27,141	273,853

			273,853
Oil, gas, and consumable fuels (10.1%)

Apache Corp.		18,610	2,482,016

Chevron Corp.		46,183	5,054,268

CONSOL Energy, Inc.		12,268	663,576

Exxon Mobil Corp.		105,545	9,287,960

Newfield Exploration Co.(NON)		11,883	841,316

Noble Energy, Inc.		19,005	1,829,611

Occidental Petroleum Corp.		23,071	2,636,785

Patriot Coal Corp.(NON)		5,463	137,558

Sunoco, Inc.		29,832	1,272,633

			24,205,723
Paper and forest products (0.2%)

International Paper Co.		13,478	416,201

			416,201
Personal products (0.3%)

Avon Products, Inc.		17,578	516,442

Estee Lauder Cos., Inc. (The) Class A		1,634	158,498

			674,940
Pharmaceuticals (5.4%)

Abbott Laboratories		26,767	1,392,955

Auxilium Pharmaceuticals, Inc.(NON)		27,184	662,202

Hospira, Inc.(NON)		2,049	116,240

Johnson & Johnson		60,223	3,957,856

Merck & Co., Inc.		62,217	2,236,701

Pain Therapeutics, Inc.(NON)		34,957	332,441

Pfizer, Inc.		193,353	4,052,679

Sanofi-Aventis SA CVR (France)(NON)		8,815	21,861

			12,772,935
Professional services (0.1%)

Dun & Bradstreet Corp. (The)		965	79,304

Equifax, Inc.		2,379	89,284

Robert Half International, Inc.		2,839	86,107

			254,695
Real estate investment trusts (REITs) (1.5%)

American Capital Agency Corp.(R)		1,578	45,936

Digital Realty Trust, Inc.(R)		18,929	1,142,176

Equity Residential Trust(R)		9,802	585,375

HCP, Inc.(R)		14,892	590,021

Invesco Mortgage Capital, Inc.(R)		2,726	61,989

MFA Financial, Inc.(R)		10,835	86,463

PennyMac Mortgage Investment Trust(R)		760	13,923

ProLogis(R)		37,041	603,398

Simon Property Group, Inc.(R)		4,908	562,162

			3,691,443
Road and rail (—%)

Hertz Global Holdings, Inc.(NON)		3,965	68,238

			68,238
Semiconductors and semiconductor equipment (1.9%)

First Solar, Inc.(NON)		8,735	1,219,144

Intel Corp.		44,517	1,032,349

Lam Research Corp.(NON)		19,127	924,025

Novellus Systems, Inc.(NON)		4,053	130,101

Texas Instruments, Inc.		35,682	1,267,781

			4,573,400
Software (4.0%)

Adobe Systems, Inc.(NON)		30,483	1,022,705

BMC Software, Inc.(NON)		15,165	761,738

CA, Inc.		33,986	835,716

Citrix Systems, Inc.(NON)		2,759	232,694

Microsoft Corp.		115,270	2,999,325

Oracle Corp.		93,175	3,358,952

Red Hat, Inc.(NON)		2,133	101,254

Salesforce.com, Inc.(NON)		2,255	312,543

			9,624,927
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)		24,195	1,357,823

Best Buy Co., Inc.		17,338	541,292

Limited Brands, Inc.		3,151	129,695

Lowe's Cos., Inc.		53,561	1,405,976

Office Depot, Inc.(NON)		41,974	180,908

OfficeMax, Inc.(NON)		21,889	218,014

O'Reilly Automotive, Inc.(NON)		399	23,565

Staples, Inc.		26,651	563,402

TJX Cos., Inc. (The)		14,482	776,525

Urban Outfitters, Inc.(NON)		12,310	387,273

			5,584,473
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.		11,082	662,814

Hanesbrands, Inc.(NON)		13,954	453,645

NIKE, Inc. Class B		4,179	344,015

			1,460,474
Thrifts and mortgage finance (—%)

Hudson City Bancorp, Inc.		5	48

MGIC Investment Corp.(NON)		780	6,755

			6,803
Tobacco (1.9%)

Lorillard, Inc.		7,356	783,414

Philip Morris International, Inc.		54,598	3,791,285

			4,574,699
Trading companies and distributors (0.1%)

United Rentals, Inc.(NON)		5,943	174,843

			174,843
Wireless telecommunication services (0.1%)

Sprint Nextel Corp.(NON)		66,042	342,098

			342,098

Total common stocks (cost $210,923,176)			$233,620,965

PURCHASED OPTIONS OUTSTANDING (-%)(a)
	Expiration date/	Contract	Value

	strike price	amount

Cooper Industries PLC (Call)	May-11/$80.00	37,632	$681

General Electric Co. (Call)	June-11/22.50	194,387	16,006

General Electric Co. (Call)	June-11/22.50	105,952	8,724

Parker Hannifin Corp. (Call)	June-11/105.00	56,526	18,914

Total purchased options outstanding (cost $70,440)			$44,325

SHORT-TERM INVESTMENTS (2.7%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.16%, November 17, 2011(SEG)		$425,000	$424,622

U.S. Treasury Bills for an effective yield of 0.24%, October 20, 2011(SEG)		625,000	624,400

Putnam Money Market Liquidity Fund 0.08%(e)		5,413,154	5,413,154

Total short-term investments (cost $6,462,046)			$6,462,176

TOTAL INVESTMENTS

Total investments (cost $217,455,662)(b)			$240,127,466

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	9	$3,059,325	Jun-11	$110,554

Total				$110,554

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
basket	475	$—	4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$(1,568)

Total						$(1,568)

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $238,723,818.
(b)	The aggregate identified cost on a tax basis is $218,327,197, resulting in gross unrealized appreciation and depreciation of $30,391,424 and $8,591,155, respectively, or net unrealized appreciation of $21,800,269.
(NON)	Non-income-producing security.
(SEG)	These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,064 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $59,207,076 and $62,589,052, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,565 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 20 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to generate additional income for the portfolio and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 122,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 3,300 on written options contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $263,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$28,485,615	$—	$—
Consumer staples	22,318,951	—	—
Energy	29,667,675	—	—
Financials	34,906,394	—	60,742
Health care	27,244,757	—	—
Industrials	26,461,020	236,552	—
Information technology	42,688,620	—	—
Materials	7,898,656	—	—
Telecommunication services	6,001,354	—	—
Utilities	7,650,629	—	—
Total common stocks	233,323,671	236,552	60,742
Purchased options outstanding	—	44,325	—
Short-term investments	5,413,154	1,049,022	—

Totals by level	$238,736,825	$1,329,899	$60,742

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$110,554	$—	$—
Total return swap contracts	—	(1,568)	—

Totals by level	$110,554	$(1,568)	$—

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$154,879	$1,568

Total	$154,879	$1,568

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011